Other Payables	12 Months Ended
Dec. 31, 2018
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Other Payables
18.	Other Payables

Other payables as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Current
Accounts payable	￦	800,374	783,562
Accrued expenses		653,923	720,773
Dividend payable		7,213	8,673
Finance lease liabilities		17,763	10,152
Withholdings		274,188	196,937

	￦	1,753,461	1,720,097

Non-current
Accounts payable	￦	4,632	1,624
Accrued expenses		14,234	19,021
Finance lease liabilities		75,255	84,602
Long-term withholdings		53,629	43,621

	￦	147,750	148,868